ADVANCES TO SUPPLIERS (Details) $ in Millions, ₫ in Billions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
ADVANCES TO SUPPLIERS
Uncollectible amounts	₫ 55.8	$ 2.2	₫ 0.0